H. Stock-Based Compensation (Details 4)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Dividend yield	0.00%	0.00%
Unvested forfeiture rate	7.87%	5.35%
Expected volatility	117.00%	137.00%
Risk-free interest rate	1.42%	1.70%
Expected term	5 years 3 months 7 days	5 years 3 months 7 days